Intangibles Assets - Summary of the trademark has been allocated to the Group's CGUs (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Trademarks	S/ 434,557	S/ 412,729	S/ 478,531
Hospital y Clínica OCA, S.A. de C.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	210,764	198,162	237,867
Auna Seguros, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	3,106	3,035	3,644
Promotora Médica Las Américas S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	159,667	93,586	104,874
Instituto de Cancerología S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks		53,341	59,774
Laboratorio Medico Las Americas Ltda. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks		6,110	6,847
Clinica Portoazul S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	3,558	3,411	3,822
Oncomedica S.A.S. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	57,262	54,884	61,503
Oncogenomics S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	S/ 200	S/ 200	S/ 200